Statements of Operations - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Income Statement [Abstract]
Revenue
Selling and general expenses	3,312	44,045
Loss before income taxes	(3,312)	(44,045)
Income tax expense
Net Loss	$ (3,312)	$ (44,045)
Net loss per common share: Basic and diluted	$ (0.00)	$ (0.00)
Weighted average common shares outstanding: Basic and diluted	20,000,000	17,370,685